                  AIM TAX-EXEMPT BOND FUND OF CONNECTICUT

                               CLASS A SHARES

                     Supplement dated February 4, 2000
                   to the Prospectus dated July 29, 1999



At a meeting held on February 3, 2000, the Board of Directors of AIM Tax-Exempt Funds, Inc. (the company), on behalf of AIM Tax-Exempt Bond Fund of Connecticut (the fund), voted to request shareholders to approve the following items that will affect the fund:

- An Agreement and Plan of Reorganization which provides for the reorganization of the company, which is currently a Maryland corporation, as a Delaware business trust;

-        A new advisory agreement between the company and A I M Advisors,  Inc.
         (AIM). The principal changes to the advisory agreement are (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future);

- Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information; and

- Changing the fund's investment objective and making it non-fundamental. The investment objective of the fund would be changed by deleting references to the types of securities that the fund will purchase to achieve its objective. If the investment objective of the fund becomes non-fundamental, it can be changed in the future by the Board of Directors of the company without further approval by shareholders. Pursuant to this proposal, the fund's investment objective would read: "The fund's investment objective is to earn a high level of current income exempt from federal taxes and Connecticut taxes."

The Board of Directors of the company has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 24, 2000.

                          AIM TAX-EXEMPT CASH FUND

                               CLASS A SHARES

                     Supplement dated February 4, 2000
                   to the Prospectus dated July 29, 1999,
                       as revised September 23, 1999



At a meeting held on February 3, 2000, the Board of Directors of AIM Tax-Exempt Funds, Inc. (the company), on behalf of AIM Tax-Exempt Cash Fund (the fund), voted to request shareholders to approve the following items that will affect the fund:

- An Agreement and Plan of Reorganization which provides for the reorganization of the company, which is currently a Maryland corporation, as a Delaware business trust;

-        A new advisory agreement between the company and A I M Advisors, Inc.
         (AIM). The principal changes to the advisory agreement are (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and
         (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future);

- Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information; and

- Changing the fund's investment objective so that it is non-fundamental. If the investment objective of the fund becomes non-fundamental, it can be changed in the future by the Board of Directors of the company without further approval by shareholders.

The Board of Directors of the company has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 24, 2000.

                       AIM TAX-FREE INTERMEDIATE FUND

                               CLASS A SHARES

                     Supplement dated February 4, 2000
                    to the Prospectus dated July 29,1999



At a meeting held on February 3, 2000, the Board of Directors of AIM Tax-Exempt Funds, Inc. (the company), on behalf of AIM Tax-Free
Intermediate Fund (the fund), voted to request shareholders to approve the following items that will affect the fund:

- An Agreement and Plan of Reorganization which provides for the reorganization of the company, which is currently a Maryland corporation, as a Delaware business trust;

- A new advisory agreement between the company and A I M Advisors, Inc. (AIM). The principal changes to the advisory agreement are
         (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future);

- Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information; and

- Changing the fund's investment objective and making it non-fundamental. The investment objective of the fund would be changed by deleting references to the types of securities that the fund will purchase to achieve its objective. If the investment objective of the fund becomes non-fundamental, it can be changed in the future by the Board of Directors of the company without further approval by shareholders. Pursuant to this proposal, the fund's investment objective would read: "The fund's investment objective is to generate as high a level of tax-exempt income as is consistent with preservation of capital."

The Board of Directors of the company has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 24, 2000.

                       AIM HIGH INCOME MUNICIPAL FUND

                    CLASS A, CLASS B AND CLASS C SHARES

                     Supplement dated February 4, 2000
                   to the Prospectus dated July 29, 1999,
                       as revised September 23, 1999


At a meeting held on February 3, 2000, the Board of Directors of AIM Tax-Exempt Funds, Inc. (the company), on behalf of AIM High Income Municipal Fund (the fund), voted to request shareholders to approve the following items that will affect the fund:

- An Agreement and Plan of Reorganization which provides for the reorganization of the company, which is currently a Maryland corporation, as a Delaware business trust;

-        A new advisory agreement between the company and A I M Advisors, Inc.
         (AIM). The principal changes to the advisory agreement are (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and
         (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future);

- Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information; and

- Changing the fund's investment objective so that it is non-fundamental. If the investment objective of the fund becomes non-fundamental, it can be changed in the future by the Board of Directors of the company without further approval by shareholders.

The Board of Directors of the company has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 24, 2000.

                    AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
                            AIM TAX-EXEMPT CASH FUND
                         AIM TAX-FREE INTERMEDIATE FUND
                         AIM HIGH INCOME MUNICIPAL FUND

               (SERIES PORTFOLIOS OF AIM TAX-EXEMPT FUNDS, INC.)

                       Supplement dated February 4, 2000
        to the Statement of Additional Information dated July 29, 1999, as supplemented October 1, 1999


This supplement supersedes and replaces in its entirety the supplement dated October 1, 1999.

At a meeting held on February 3, 2000, the Board of Directors of AIM Tax-Exempt Funds, Inc. (the "Company"), on behalf of its series portfolios (the "Funds"), voted to request shareholder approval to amend the Funds' fundamental investment restrictions. The Board of Directors has called a meeting of the Funds' shareholders to be held on or about May 3, 2000. Only shareholders of record as of February 18, 2000 are entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 24, 2000.

If shareholders approve the proposal to amend the Funds' fundamental investment restrictions, each of AIM Tax-Exempt Bond Fund of Connecticut, AIM Tax-Exempt Cash Fund, AIM Tax-Free Intermediate Fund and AIM High Income Municipal Fund will operate under the following fundamental investment restrictions:

Each Fund is subject to the following investment restrictions, which may be changed only by a vote of a majority of such fund's outstanding shares, except that AIM Tax-Exempt Bond Fund of Conneticut is not subject to restriction (a):

           (a) the Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the 1940 Act laws and interpretations) or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act laws and interpretations, the 1940 Act laws, interpretations and exemptions). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act laws, interpretations and exemptions.

           (b) the Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act laws, interpretations and exemptions.

           (c) the Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the fund may be considered to be an underwriter under the Securities Act of 1933.

           (d) the Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act laws, interpretations and exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) with respect to AIM Tax-Exempt Cash Fund, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

           (e) the Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

           (f) the Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

           (g) the Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act laws, interpretations and exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

           (h) the Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

The investment restrictions set forth above provide the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Funds have this flexibility, the Board of Directors has adopted internal guidelines for the Funds relating to certain of these restrictions which the adviser must follow in managing the Funds. Any changes to these guidelines, which are set forth below, require the approval of the Board of Directors.

1. In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets (and for AIM Tax-Exempt Cash Fund, with respect to 100% of its total assets), purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies and their series portfolios that have AIM as an investment adviser, subject to the terms and conditions of any exemptive orders issued by the SEC. (This restriction does not apply to AIM Tax-Exempt Bond Fund of Connecticut.)

2. In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker/dealers or other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an AIM fund). The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the fund's total assets.

3. In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

4. In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to another AIM fund, on such terms and conditions as the SEC may require in an exemptive order.

5. Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and limitations as the Fund.

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values of assets will not be considered a violation of the restriction.

Effective immediately, the following new sections are added after the paragraph appearing under the heading "INVESTMENT PROGRAM AND RESTRICTIONS - INVESTMENT IN SECURITIES OWNED BY OFFICERS AND DIRECTORS" on page 20 of the Statement of Additional Information:

      "INVESTMENT IN OTHER INVESTMENT COMPANIES

           Each of the Funds may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds (defined below): (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies other than Affiliated Money Market Funds. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment adviser (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of such Fund. With respect to a Fund's purchase of shares of the Affiliated Money Market Funds, the Fund will indirectly pay the advisory fees and other operating expenses of the Affiliated Money Market Funds.

      TEMPORARY DEFENSIVE INVESTMENTS

           In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each of the Funds may temporarily hold all or a portion of its assets in cash, money market instruments, bonds, or other debt securities. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes. For a description of the various rating categories of corporate bonds and commercial paper in which the Funds may invest, see "Ratings of Securities" in this Statement of Additional Information."